EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Presented below is basic and diluted EPS for the fiscal years ended December 31, 2013, December 25, 2012 and December 27, 2011 (in thousands, except per share amounts):

	Fiscal Years Ended
	December 31, 2013		December 25, 2012		December 27, 2011
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Loss from continuing operations attributable to ClubCorp	$(40,880)	$(40,880)	$(16,358)	$(16,358)	$(35,939)	$(35,939)
Weighted-average shares outstanding	54,172	54,172	50,570	50,570	50,570	50,570
Effect of dilutive equity-based awards	—	431	—	—	—	—
Total Shares	54,172	54,603	50,570	50,570	50,570	50,570
Loss from continuing operations attributable to ClubCorp per share	$(0.75)	$(0.75)	$(0.32)	$(0.32)	$(0.71)	$(0.71)